COMMITMENTS (Detail Textuals 1) (Employment Agreements, USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2010 President and Chief Executive Officer	Sep. 30, 2012 President	Sep. 30, 2012 Vice-President and Secretary	Sep. 30, 2012 Controller and Principal Accounting Officer
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary	$ 125,000	$ 125,000	$ 100,000	$ 80,000
Accrued officer's compensation		$ 241,904	$ 86,662	$ 92,550